Organization and Business (Tables)	12 Months Ended
Dec. 31, 2014
Organization And Business [Abstract]
Schedule Of Kiosk And Location Count	Our kiosk and location counts as of December 31, 2014, are as follows:

	Kiosks	Locations
Redbox	42,280	34,740
Coinstar	21,340	20,250
ecoATM	1,890	1,660
All Other	90	90
Total	65,600	56,740